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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING SPorts Core Fixed Income Fund
ING SPorts Core Plus Fixed Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 93.2%
		Aerospace/Defense: 4.7%
$50,000		McDonnell Douglas Corp., 9.750%, due 04/01/12	$57,667
150,000	C	United Technologies Corp., 6.100%, due 05/15/12	158,847
			216,514
		Banks: 3.4%
149,000		Bank of America Corp., 7.400%, due 01/15/11	155,487
			155,487
		Beverages: 5.0%
142,000	C, S	Anheuser-Busch Cos., Inc., 5.050%, due 10/15/16	130,194
100,000	C	PepsiAmericas, Inc., 5.625%, due 05/31/11	101,875
			232,069
		Chemicals: 1.1%
50,000	C	EI Du Pont de Nemours & Co., 4.875%, due 04/30/14	50,169
			50,169
		Computers: 3.3%
150,000	C	International Business Machines Corp., 5.700%, due 09/14/17	152,508
			152,508
		Diversified Financial Services: 24.3%
100,000		American Express Credit Corp., 5.875%, due 05/02/13	99,521
50,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	49,166
50,000		Caterpillar Financial Services Corp., 5.850%, due 09/01/17	51,299
150,000		Citigroup, Inc., 5.250%, due 02/27/12	148,172
60,000		General Electric Capital Corp., 2.888%, due 01/20/10	59,782
100,000		General Electric Capital Corp., 5.250%, due 10/19/12	101,071
50,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	51,454
100,000		International Lease Finance Corp., 5.625%, due 09/20/13	87,525
150,000		JPMorgan Chase & Co., 5.375%, due 01/15/14	149,707
50,000		JPMorgan Chase & Co., 5.750%, due 01/02/13	50,373
90,000	S	Lehman Brothers Holdings, Inc., 5.500%, due 04/04/16	81,403
100,000		Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	94,744
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	96,454
			1,120,671
		Electric: 3.3%
50,000	C	Consolidated Edison Co. of New York, Inc., 5.500%, due 09/15/16	49,661
102,000	C	Public Service Co. of Oklahoma, 6.150%, due 08/01/16	101,335
			150,996
		Food: 4.5%
100,000	C	Kroger Co., 6.750%, due 04/15/12	105,397
100,000	C	Safeway, Inc., 6.350%, due 08/15/17	103,094
			208,491
		Healthcare - Services: 3.2%
150,000	C	WellPoint, Inc., 5.000%, due 01/15/11	148,328
			148,328
		Household Products/Wares: 2.2%
100,000	C	Clorox Co., 5.450%, due 10/15/12	100,578
			100,578
		Insurance: 3.1%
150,000	C	Genworth Financial, Inc., 5.650%, due 06/15/12	143,439
			143,439
		Machinery - Diversified: 1.2%
50,000		Deere & Co., 6.950%, due 04/25/14	54,844
			54,844
		Media: 7.6%
150,000	C	Comcast Corp., 5.900%, due 03/15/16	146,787
200,000	C	Time Warner, Inc., 6.750%, due 04/15/11	204,581
			351,368
		Mining: 2.2%
100,000	@@	BHP Billiton Finance Ltd., 5.125%, due 03/29/12	99,798
			99,798
		Oil & Gas: 6.3%
100,000	C	Apache Corp., 5.250%, due 04/15/13	101,405
100,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11	105,834
85,000	C	XTO Energy, Inc., 4.900%, due 02/01/14	83,235
			290,474

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Pipelines: 5.7%
$150,000	#, C	Colonial Pipeline Co., 7.750%, due 11/01/10		$160,321
100,000		Consolidated Natural Gas Co., 6.000%, due 10/15/10		103,443
				263,764
		Retail: 4.4%
150,000	C	Target Corp., 5.875%, due 07/15/16		152,595
50,000		Wal-Mart Stores, Inc., 4.550%, due 05/01/13		50,285
				202,880
		Telecommunications: 7.7%
50,000	C	AT&T, Inc., 5.300%, due 11/15/10		51,162
150,000	C	BellSouth Corp., 5.200%, due 09/15/14		148,014
150,000	C	Verizon New England, Inc., 6.500%, due 09/15/11		154,282
				353,458
		Total Corporate Bonds/Notes
		(Cost $4,317,350)		4,295,836
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.3%
		Federal National Mortgage Association: 2.3%
100,000	S	5.125%, due 04/15/11		104,074
		Total U.S. Government Agency Obligations
		(Cost $99,230)		104,074
ASSET-BACKED SECURITIES: 0.5%
		Home Equity Asset-Backed Securities: 0.5%
75,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37		25,454
		Total Asset-Backed Securities
		(Cost $74,996)		25,454
		Total Investments in Securities
		(Cost $4,491,576)*	96.0%	$4,425,364
		Other Assets and Liabilities — Net	4.0	184,190
		Net Assets	100.0%	$4,609,554

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,492
		Gross Unrealized Depreciation		(95,704)
		Net Unrealized Depreciation		$(66,212)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

ING SPorts Core Fixed Income Fund Open Futures Contracts on June 30, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	2	227,844	09/19/08	$4,168
				$4,168

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

ING SPorts Core Fixed Income Fund Interest Rate Swap Agreements Outstanding on June 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	250,000	$(1,259)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	171,000	2,662
				$1,403

PORTFOLIO OF INVESTMENTS
ING SPorts Core Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$4,168
Level 2- Other Significant Observable Inputs	4,425,364	1,403
Level 3- Significant Unobservable Inputs	—	—
Total	$4,425,364	$5,571

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 14.9%
		Agriculture: 0.2%
$7,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$6,816
15,000		Philip Morris International, Inc., 6.375%, due 05/16/38	14,666
			21,482
		Banks: 4.4%
41,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	32,019
29,000	C	Bank of America Corp., 8.000%, due 01/30/18	27,213
23,000	C	Bank of America Corp., 8.125%, due 12/29/49	21,770
10,000	@@, C	Barclays Bank PLC, 4.000%, due 12/31/49	6,550
30,000	@@, #	Barclays Bank PLC, 6.050%, due 12/04/17	29,458
15,000	@@, C	Barclays O/S Inv, 3.189%, due 04/11/49	9,423
30,000	@@, C	Den Norske Bank ASA, 2.938%, due 11/29/49	20,040
14,000		Fifth Third Bancorp., 8.250%, due 03/01/38	11,368
10,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 3.063%, due 07/29/49	6,750
70,000	@@, C	HSBC Bank PLC, 3.288%, due 06/29/49	46,200
10,000	@@, C	Lloyds TSB Bank PLC, 2.813%, due 11/29/49	6,550
50,000	@@, C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	32,794
64,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	61,161
60,000	@@, C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	38,100
20,000	@@, C	Standard Chartered PLC, 3.063%, due 11/29/49	12,600
60,000	@@, C	Standard Chartered PLC, 3.463%, due 12/29/49	38,700
11,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	11,182
9,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	6,552
9,000	C	USB Capital IX, 6.189%, due 03/29/49	6,844
13,000		Wachovia Bank NA, 6.600%, due 01/15/38	11,362
19,000	C	Wachovia Capital Trust III, 5.800%, due 03/15/42	12,927
			449,563
		Chemicals: 0.3%
14,000	C	PPG Industries, Inc., 7.700%, due 03/15/38	15,301
16,000		Union Carbide Corp., 7.750%, due 10/01/96	13,980
			29,281
		Computers: 0.3%
16,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	15,768
14,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	13,775
			29,543
		Diversified Financial Services: 3.5%
16,000		American Express Co., 7.000%, due 03/19/18	16,225
11,000		American Express Co., 8.150%, due 03/19/38	12,262
24,000		Citigroup, Inc., 6.125%, due 05/15/18	23,009
20,000	C	Citigroup, Inc., 8.300%, due 12/21/57	18,936
55,000	C	Citigroup, Inc., 8.400%, due 04/29/49	52,352
18,000	S	Countrywide Financial Corp., 5.800%, due 06/07/12	17,039
22,000		General Electric Capital Corp., 5.875%, due 01/14/38	20,004
23,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	16,006
13,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	12,867
35,000		International Lease Finance Corp., 6.625%, due 11/15/13	31,481
20,000		John Deere Capital Corp., 4.950%, due 12/17/12	20,108
29,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	27,272
20,000	C	Lehman Brothers Holdings, Inc., 6.000%, due 05/03/32	15,329
32,000	C	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	29,766
54,719	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	48,426
			361,082
		Electric: 0.7%
42,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	41,895
12,000	C	DTE Energy Co., 7.050%, due 06/01/11	12,441
9,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	7,867
3,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	2,656
12,000	C	Nevada Power Co., 6.750%, due 07/01/37	11,787
			76,646
		Food: 0.2%
20,000		Kraft Foods, Inc., 6.125%, due 02/01/18	19,476
4,000		Kraft Foods, Inc., 6.875%, due 02/01/38	3,901
			23,377
		Forest Products & Paper: 0.4%
22,000	C	International Paper Co., 7.950%, due 06/15/18	21,915

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Forest Products & Paper (continued)
$16,000	C	International Paper Co., 8.700%, due 06/15/38	$16,160
			38,075
		Gas: 0.4%
56,000	C	Southern Union Co., 7.200%, due 11/01/66	45,468
			45,468
		Healthcare - Services: 0.2%
19,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	18,035
			18,035
		Home Builders: 0.2%
19,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	14,535
			14,535
		Insurance: 1.3%
24,000		American International Group, Inc., 5.850%, due 01/16/18	22,525
20,000	#, C	American International Group, Inc., 8.175%, due 05/15/58	18,872
18,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	17,689
34,000	C	Progressive Corp., 6.700%, due 06/15/37	29,862
12,000		Prudential Financial, Inc., 6.000%, due 12/01/17	11,889
13,000		Prudential Financial, Inc., 6.625%, due 12/01/37	12,310
24,000	@@, #, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	18,307
7,000	@@, C	XL Capital, Ltd., 6.500%, due 12/15/49	4,732
			136,186
		Iron/Steel: 0.1%
8,000	@@, #, C	ArcelorMittal, 6.125%, due 06/01/18	7,832
			7,832
		Media: 0.8%
27,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	26,405
8,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	7,847
12,000	C	News America, Inc., 6.650%, due 11/15/37	11,754
9,000	@@, C	Thomson Reuters Corp., 5.950%, due 07/15/13	9,046
16,000	@@, C	Thomson Reuters Corp., 6.500%, due 07/15/18	15,973
10,000	C	Time Warner Cable, Inc., 7.300%, due 07/01/38	9,969
			80,994
		Miscellaneous Manufacturing: 0.4%
26,000		General Electric Co., 5.250%, due 12/06/17	25,040
20,000	C	Honeywell International, Inc., 5.300%, due 03/01/18	19,738
			44,778
		Pipelines: 0.1%
13,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	12,335
			12,335
		Real Estate: 0.2%
14,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	12,822
12,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	11,819
			24,641
		Retail: 0.4%
15,455	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	14,391
10,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	9,617
5,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	4,647
7,000	C	McDonald’s Corp., 5.800%, due 10/15/17	7,158
7,000	C	Nordstrom, Inc., 7.000%, due 01/15/38	6,702
			42,515
		Software: 0.1%
10,000	C	Oracle Corp., 6.500%, due 04/15/38	10,058
			10,058
		Telecommunications: 0.3%
1,000	C	Embarq Corp., 7.995%, due 06/01/36	949
29,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	24,203
			25,152
		Transportation: 0.3%
15,000	C	CSX Corp., 6.250%, due 04/01/15	15,071
20,000	C	CSX Corp., 7.450%, due 04/01/38	20,104
			35,175
		Water: 0.1%
7,000	C	American Water Capital Corp., 6.085%, due 10/15/17	6,726
5,000	C	American Water Capital Corp., 6.593%, due 10/15/37	4,628
			11,354
		Total Corporate Bonds/Notes
		(Cost $1,657,068)	1,538,107
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.3%
		Federal Home Loan Mortgage Corporation: 11.6%
77,216	C, S	2.808%, due 05/15/33	75,101

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$37,000	C	3.600%, due 05/20/11	$36,982
107,000	C, S	5.000%, due 06/15/32	102,388
25,000	C	5.250%, due 03/15/12	25,096
52,000	C, S	5.500%, due 06/15/32	51,358
49,000	C, S	5.500%, due 07/15/32	49,216
14,000	C, S	5.500%, due 08/15/33	14,081
285,000		6.000%, due 04/15/38	287,894
542,000		6.500%, due 07/15/34	558,683
			1,200,799
		Federal National Mortgage Association: 4.7%
1,146	S	2.833%, due 08/25/33	1,128
27,000	C	3.125%, due 06/04/10	26,820
40,000		3.875%, due 07/12/13	39,506
343,000	W	5.500%, due 07/15/19	345,305
50,000	W	6.000%, due 07/14/37	50,445
24,243	S	6.000%, due 01/01/38	24,488
			487,692
		Government National Mortgage Association: 5.0%
256,000		6.000%, due 07/15/33	259,880
252,000	W	6.500%, due 07/15/38	260,308
			520,188
		Total U.S. Government Agency Obligations
		(Cost $2,223,407)	2,208,679
U.S. TREASURY OBLIGATIONS: 36.2%
		U.S. Treasury Bonds: 16.2%
1,423,000	S	3.875%, due 05/15/18	1,411,551
244,000	S	5.000%, due 05/15/37	262,300
			1,673,851
		U.S. Treasury Notes: 16.4%
624,000		2.625%, due 05/31/10	624,585
971,000	S	3.375%, due 06/30/13	973,049
101,000		4.500%, due 05/15/10	104,590
			1,702,224
		Treasury Inflation Indexed Protected Securitiesip: 3.6%
104,324		0.875%, due 04/15/10	106,158
53,322	S	1.750%, due 01/15/28	50,748
201,144	S	2.000%, due 04/15/12	212,269
			369,175
		Total U.S. Treasury Obligations
		(Cost $3,737,793)	3,745,250
ASSET-BACKED SECURITIES: 0.8%
		Home Equity Asset-Backed Securities: 0.8%
28,191	C, S	Ameriquest Mortgage Securities, Inc., 3.833%, due 02/25/33	24,246
184,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	62,446
		Total Asset-Backed Securities
		(Cost $208,165)	86,692
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.2%
		Collateralized Mortgage Obligations: 19.2%
83,745	C, S	American Home Mortgage Assets, 4.448%, due 11/25/46	61,905
100,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	97,019
12,036	C, S	Banc of America Funding Corp., 7.000%, due 10/25/37	10,815
100,000	C, S	Commercial Mortgage Pass-through Certificates, 4.221%, due 03/10/39	98,256
215,238	C, S	GMAC Mortgage Corp. Loan Trust, 5.462%, due 11/19/35	202,382
21,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	20,144
100,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	97,546
50,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	49,154
10,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	9,577
234,080	C, S	JPMorgan Mortgage Trust, 5.403%, due 11/25/35	223,830
100,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	99,818
23,000	C, S	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	21,727
30,000	C, S	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	29,630
25,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	24,562
267,578	C, S	Thornburg Mortgage Securities Trust, 2.703%, due 06/25/47	248,283
33,380	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.278%, due 06/25/47	23,971
174,252	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.298%, due 05/25/47	131,729
23,005	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.338%, due 07/25/47	12,931
204,477	C, S	Washington Mutual Mortgage Pass-through Certificates, 4.518%, due 06/25/46	157,448

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Collateralized Mortgage Obligations (continued)
$99,424	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.818%, due 06/25/37	$90,741
96,375	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.826%, due 05/25/37	91,215
15,001	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 08/25/34	14,205
88,408	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 03/25/21	84,424
30,907	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	28,451
60,201	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.772%, due 04/25/36	55,278

		Total Collateralized Mortgage Obligations
		(Cost $2,155,494)	1,985,041
MUNICIPAL BONDS: 0.8%
		Lousiana: 0.2%
23,000	C	State of Louisiana, 5.000%, due 10/15/17	24,148
			24,148
		Michigan: 0.4%
40,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	37,107
			37,107
		Washington: 0.2%
25,000	C	State of Washington, 5.000%, due 01/01/33	25,283
			25,283
		Total Municipal Bonds
		(Cost $87,884)	86,538
OTHER BONDS: 2.2%
		Foreign Government Bonds: 2.2%
JPY	24,220,500	Japan Government CPI Linked, 1.200%, due 12/10/17	229,020
		Total Other Bonds
		(Cost $232,124)	229,020

Shares				Value
PREFERRED STOCK: 0.4%
		Diversified Financial Services: 0.2%
26	#, P	Zurich RegCaPS Funding Trust		$24,911
				24,911
		Sovereign: 0.2%
900	P	Federal National Mortgage Association, Series P		16,182
				16,182
		Total Preferred Stock
		(Cost $47,200)		41,093
		Total Investments in Securities
		(Cost $10,349,135)*	95.8%	$9,920,420
		Other Assets and Liabilities — Net	4.2	434,185
		Net Assets	100.0%	$10,354,605

@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

JPY	Japanese Yen
*	Cost for federal income tax purposes is $10,359,833.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$13,151
	Gross Unrealized Depreciation	(452,564)
	Net Unrealized Depreciation	$(439,413)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

At June 30, 2008 the following forward currency contracts were outstanding for the ING Sports Core Plus Fixed Income Fund:

			In		Unrealized
		Settlement	Exchange		Appreciation/
Currency	Buy/Sell	Date	for	Value	(Depreciation)
			USD
British Pound Sterling GBP 53,700	Sell	8/7/08	105,411	106,636	(1,226)
Japanese Yen JPY 18,434,800	Sell	7/11/08	176,234	173,723	2,511
New Zealand Dollars NZD 203,400	Sell	7/11/08	159,585	154,711	4,874
					6,160

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Open Futures Contracts on June 30, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
90-Day Eurodollar	4	966,800	03/16/09	$3,852
90-Day Eurodollar	2	482,350	06/15/09	1,785
Australia 10-Year Bond	2	185,444	09/15/08	3,061
Canada 10-Year Bond	1	115,201	09/19/08	(681)
Euro-Schatz	5	805,531	09/08/08	(4,811)
Long Gilt	1	207,928	09/26/08	(3,439)
				$(233)
Short Contracts
Fed Fund 30-Day	1	(408,324)	07/31/08	$(65)
Japanese Government Bonds 10-Year Mini	1	(127,363)	09/09/08	(703)
U.S. Treasury Long Bond	1	(115,594)	09/19/08	(2,815)
				$(3,583)

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Credit Default Swap Agreements Outstanding on June 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	ABX.HE.AAA.07-1 Index	Sell	0.090	08/25/37	USD	24,000	$(3,952)
Barclays Bank PLC, London	Agrium Inc. 8.250%, 02/15/11	Buy	(0.640)	03/20/13	USD	26,000	13
Citibank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(1.000)	03/20/13	USD	7,000	(12)
Barclays Bank PLC, London	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	29,000	(215)
Barclays Bank PLC, London	Belo Corp. 7.750%, 06/01/27	Buy	(2.750)	06/20/13	USD	12,000	132
Citibank N.A., New York	Belo Corp. 7.750%, 06/01/27	Buy	(2.200)	03/20/13	USD	34,000	1,055
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	226,000	(265)
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	67,000	1,478
Barclays Bank PLC, London	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	53,000	270
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	38,000	1,372
Citibank N.A., New York	CDX.NA.IG.9 Index (15-30% Tranche)	Buy	(0.790)	12/20/17	USD	24,000	526
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.740	12/20/12	USD	35,000	702
Citibank N.A., New York	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.780	12/20/12	USD	45,000	978
Citibank N.A., New York	CDX.NA.IG.9 Index (3-7% Tranche)	Buy	(6.300)	12/20/17	USD	6,000	486
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	50,000	741
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	24,000	360
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	84,000	1,107
JPMorgan Chase Bank N.A., New York	Citizens Communications Co. 6.250%, 01/15/13	Buy	(3.800)	03/20/13	USD	39,000	(696)
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.700)	03/20/13	USD	9,000	1,236
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.850)	03/20/13	USD	14,000	1,857
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)	03/20/13	USD	10,000	1,311
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.900)	03/20/13	USD	11,000	1,443
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(6.800)	03/20/13	USD	5,000	671
Citibank N.A., New York	Clear Channel Communications 5.750%, 01/15/13	Buy	(7.050)	06/20/13	USD	8,000	1,058
Barclays Bank PLC, London	Clear Channel Communications Inc. 5.750%, 01/15/13	Buy	(8.400)	03/20/13	USD	20,000	1,696
Citibank N.A., New York	CMBX.NA.AAA.1 Index	Buy	(0.100)	10/12/52	USD	19,000	56
Citibank N.A., New York	CMBX.NA.AAA.4 Index	Buy	(0.350)	02/17/51	USD	19,000	324
Barclays Bank PLC, London	Con-way Inc. 8.875%, 05/01/10	Buy	(2.000)	03/20/13	USD	23,000	220
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.500	06/20/13	USD	14,000	179
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	5,000	188
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	5,000	142
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	13,000	(17)
Citibank N.A., New York	Federal National Mortgage Association 5.250%, 08/01/12	Buy	(1.300)	06/20/13	USD	25,000	388
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.820)	03/20/13	USD	43,000	(346)
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.560)	03/20/13	USD	23,000	70
Citibank N.A., New York	Federal National Mortgage Association 5.500%, 06/09/33	Buy	(0.840)	03/20/18	USD	43,000	(459)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.400	01/20/13	USD	13,000	158
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.420)	03/20/13	USD	33,000	(400)
Barclays Bank PLC, London	Gap Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	11,000	(136)
Citibank N.A., New York	Gap Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	5,000	(60)
Citibank N.A., New York	Gap Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	5,000	16
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	83,000	(1,510)
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	56,000	620
Barclays Bank PLC, London	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.130)	06/20/13	USD	80,000	781
UBS AG	Harrah’s Operating Co. Inc. 5.625%, 06/01/15	Buy	(7.450)	03/20/13	USD	9,000	1,691
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	38,000	2,223
Barclays Bank PLC, London	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.450)	06/20/13	USD	5,000	81
JPMorgan Chase Bank N.A., New York	Lehman Brothers Hldgs. 6.625%, 01/18/12	Buy	(2.500)	06/20/13	USD	16,000	227
Barclays Bank PLC, London	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	6,000	320
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.010)	03/20/13	USD	52,000	4,338
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)	03/20/13	USD	15,000	1,056
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	12,000	1,383
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	25,000	982
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	5,000	14
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	29,000	494
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	5,000	(185)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	29,000	(39)
Citibank N.A., New York	Morgan Stanley 6.600%, 04/01/12	Buy	(1.900)	06/20/13	USD	58,000	375
Barclays Bank PLC, London	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	5,000	(140)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(5.250)	03/20/13	USD	11,000	141
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(6.500)	06/20/13	USD	15,000	(502)
Barclays Bank PLC, London	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.620)	03/20/18	USD	26,000	(224)
Citibank N.A., New York	Potash Corp. Of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	10,000	(85)
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	21,000	(179)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	9,000	17
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	34,000	(1,742)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	20,000	651
Citibank N.A., New York	Washington Mutual Inc. 5.250%, 09/15/17	Buy	(3.700)	06/20/13	USD	14,000	1,154
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	29,000	42
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	3,000	4
							$25,663

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

ING SPorts Core Plus Fixed Income Fund Interest Rate Swap Agreements Outstanding on June 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	559,000	$6,030
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	549,000	(2,765)
Receive a floating rated based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	12,000	290
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	134,000	(1,897)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	341,000	5,309
				$6,967

PORTFOLIO OF INVESTMENTS
ING SPorts Core Plus Fixed Income Fund	as of June 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$(3,816)
Level 2- Other Significant Observable Inputs	9,619,558	44,245
Level 3- Significant Unobservable Inputs	300,862	(11,927)
Total	$9,920,420	$28,502

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 03/31/08	$357,129	$—
Net purchases/sales	(2,621)	(14,445)
Total realized and unrealized gain (loss)	(54,121)	2,468
Amortization of premium/discount	475	50
Transfers in and/or out of Level 3	—	—
Balance at 06/30/08	$300,862	$(11,927)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts are reported at their unrealized gain/loss at period end. Futures are reported at their variation margin due to/from the fund at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2008